Financial Instruments - Financial Derivatives (Details) € in Thousands, $ in Thousands	May 11, 2016 USD ($)	May 11, 2016 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Financial derivatives
Financial instruments
Financial assets			€ 19,934	€ 8,338
Call Option
Financial instruments
Amount paid for call right	$ 10,000	€ 8,960
US Dollars | Call Option
Financial instruments
Financial assets			8,733	€ 8,338
US Dollars | Call Option (ADMA Centers)
Financial instruments
Financial assets			€ 11,201